Litigations - Changes (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Litigation
Balance at beginning of the period	R$ 1,916	$ 3,960
Balance at end of the period	R$ 3,989	4,220	$ 3,960
Provisions, current liabilities		1,826	1,230
Provisions, non-current liabilities		8,434	8,493
Legal proceedings reserved		423	536
Legal proceedings guaranteed		487	616
Provision for litigations
Litigation
Balance at beginning of the period		1,462	1,357
Additions and reversals, net		73	291	$ 185
Disbursements		112	(201)
Indexation and interest		(28)	70
Translation adjustment		(304)	(55)
Balance at end of the period		1,091	1,462	1,357
Provisions, current liabilities		87
Provisions, non-current liabilities		1,004	1,462
Provisions		1,091
Tax litigation
Litigation
Balance at beginning of the period		696	729
Additions and reversals, net		29	10
Disbursements		23	(33)
Indexation and interest		(85)	9
Translation adjustment		(132)	(19)
Balance at end of the period		485	696	729
Provisions, current liabilities		8
Provisions, non-current liabilities		477
Provisions		485
Civil litigation
Litigation
Balance at beginning of the period		300	166
Additions and reversals, net		26	168
Disbursements		30	(58)
Indexation and interest		30	42
Translation adjustment		(66)	(18)
Balance at end of the period		260	300	166
Provisions, current liabilities		15
Provisions, non-current liabilities		246
Provisions		260
Labor litigation
Litigation
Balance at beginning of the period		455	459
Additions and reversals, net		16	106
Disbursements		59	(110)
Indexation and interest		26	18
Translation adjustment		(103)	(18)
Balance at end of the period		335	455	459
Provisions, current liabilities		64
Provisions, non-current liabilities		271
Provisions		335
Environmental litigation
Litigation
Balance at beginning of the period		11	3
Additions and reversals, net		2	7
Disbursements		0
Indexation and interest		1	1
Translation adjustment		(3)
Balance at end of the period		11	$ 11	$ 3
Provisions, non-current liabilities		11
Provisions		$ 11